FINANCING AND LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
FINANCING AND LOANS RECEIVABLE
Schedule of financing and loans receivables

	Average rate
	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Amazonas Energia S.A.	7.59	5.78	4,009,587	3,998,324
Itaipu Binacional (b)	5.43	6.93	688,884	4,200,471
Equatorial Alagoas Distribuidora de Energia S.A.	5.69	3.45	1,135,749	1,505,962
Eletropaulo Metropolitana Eletricidade de São Paulo S.A	5.34	3.75	687,679	1,008,052
Equatorial Piauí Distribuidora de Energia S.A.	6.29	2.50	411,595	571,127
Roraima Energia S.A.	7.02	2.22	143,896	147,764
Other	—	—	154,477	248,201
(-) ECL	—	—	(1,388,340)	(755,002)
Total			5,843,527	10,924,899

Principal			1,232,745	4,696,162
Charges			19,021	52,499
Current			1,251,766	4,748,661

Non-current			4,591,761	6,176,238

Total			5,843,527	10,924,899

(a)	Amazonas GT was merged into Eletronorte in July 2021.
(b)	The reduction of the outstanding balance is directly related to the amortization of R$ 3,637,681

Schedule of allowance for credit losses on financing receivables

Opening balance	755,002	632,643	307,655
(+) Additions	633,338	335,762	894,870
(-) Reversals	—	(213,403)	(569,882)
Final balance on December 31, 2021, 2020 and 2019	1,388,340	755,002	632,643